Revenue - Narrative (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	[1]	$ 909,247	$ 1,236,365
Contract liabilities		110,744		$ 138,032
Unrelated Customer | Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			$ 271,246
Concentration risk, percentage			22.00%
Sales Generated Obligation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		$ 98,991	$ 51,633

[1]	Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.